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                                UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  Form 13F

                             Form 13F COVER PAGE


Report for the Calendar Year Ended: 12/31/01
                                    -----------------------

Check Here if Amendment /X/; Amendment Number:
                                               ---------
This Amendment (Check only one.):    / / is a restatement.
                                     /X/ adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Greenville Capital Management, Inc.
                 -----------------------------------
   Address:      100 S. Rockland Falls Road
                 -------------------------------
                 PO Box 220
                 -------------------------------
                 Rockland, DE 19732
                 -------------------------------

Form 13F File Number: 28-3476
                      ---------------------

    The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Elizabeth Kirker
         -------------------------------
Title:   Operations Manager
         -------------------------------
Phone:   302-429-9799
         -------------------------------

Signature, Place, and Date of Signing:

/s/ Elizabeth Kirker               Rockland, DE        Feb. 4, 2002
-------------------------------    -----------------   -------------
[Signature]                        [City, State]       [Date]

Report Type (Check only one.):

    /X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

    / / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

    / / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                          GREENVILLE CAPITAL MANAGEMENT
                       FOR THE QUARTER ENDED DECEMBER 31, 2001

COMMON STOCK                             CLASS             CUSIP            VALUE      QUANTITY    DISCRETION
------------                             -----           ---------        ---------    --------    ----------
APW, Inc                                 Common          G04397108            4,509       2,700        X
Aeroflex                                 Common          007768104        3,400,112     179,615        X
Alloy                                    Common          019855105        6,221,632     288,975        X
Artesyn Technologies, Inc.               Common          043127109           44,688       4,800        X
Atmel Inc                                Common           49513104        2,380,495     322,998        X
Avocent Corporation                      Common          053893103          106,700       4,400        X
Bell Microproducts                       Common          078137106           51,742       4,100        X
Benchmark Electronics                    Common          08160H101        2,205,219     116,309        X
Carbo Ceramics, Inc                      Common          140781105        3,219,226      82,207        X
Career Education Corp                    Common          141665109       10,166,145     296,562        X
Caremark RX, Inc                         Common          141705103        6,377,911     391,043        X
Chicos                                   Common          168615102        2,745,136      69,147        X
Clear One Communications, Inc            Common          185060100        3,443,719     206,458        X
Concord Camera                           Common          206156101          111,276      14,050        X
Convergys Corp                           Common          212485106        5,594,108     149,216        X
Cost Plus, Inc.                          Common          221485105          212,663       8,025        X
Doral Financial                          Common          25811p100        5,023,874     160,970        X
EMS Technology                           Common          26873n108        3,918,632     243,696        X
ESS Technology, Inc                      Common          269151106        9,309,690     437,897        X
FEI Company                              Common          30241L109        1,976,654      62,731        X
FMC Corp New                             Common          302491303            5,950         100        X
Flextronics International                Common          Y2573F102        2,679,803     111,705        X
Haemonetics Corp                         Common          405024100        2,661,736      78,471        X
Hal Kinion & Associates                  Common          406069104           60,032       6,400        X
Hancock Fabrics                          Common          409900107        2,874,182     218,569        X
Hydril Company                           Common          448774109        4,105,904     232,893        X
ICT Group, Inc                           Common          44929Y101        4,649,541     249,841        X
Impath                                   Common          45255G101        6,009,874     135,023        X
Insight Enterprises                      Common          45765u103        5,153,946     209,510        X
Jabil Circuit                            Common          466313103           36,352       1,600        X
Kenneth Cole Productions                 Common          193294105        2,324,276     131,315        X
Keystone Automotives                     Common          49338n109        3,366,107     198,825        X
MSC Software Technology, Inc             Common           55351104        4,415,533     283,047        X
Measurement Specialties, Inc.            Common          583421102           56,460       6,000        X
Merit Medical Systems                    Common          589889104        3,068,657     164,275        X
Mercury Computer                         Common          589378108        2,534,445      64,803        X
Metasolve                                Common          591393103           22,005       2,800        X
Mettler Toledo International Inc.        Common          592688105        4,787,933      92,342        X
Microchip Technology Inc.                Common          595017104        4,026,791     103,944        X
Microsemi                                Common          595137100        6,304,419     212,270        X
Mobile Mini                              Common          60740F105       10,465,187     267,515        X
Monolithic System Technologies Inc       Common          609842109        7,519,144     365,007        X
Monteray Pasta                           Common          612570101          520,335      69,750        X
OSCA, Inc.                               Common          687836106        8,347,548     400,362        X
Option Care                              Common          683948103        8,271,918     423,116        X
Orasure Technologies                     Common          68554v108        2,364,062     194,573        X


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
COMMON STOCK                             CLASS             CUSIP            VALUE      QUANTITY    DISCRETION
------------                             -----           ---------        ---------    --------    ----------
Performance Technologies                 Common          71376k102        2,859,737     214,695        X
Petsmart Inc.                            Common          716768106        5,022,828     510,450        X
Plato Learning, Inc                      Common          727644100          121,806       7,333        X
Pride International, Inc                 Common          741932407        3,053,930     202,247        X
Priority Healthcare                      Common          74264T102        9,120,685     259,184        X
Proquest Company                         Common          743460102        1,979,293      58,369        X
QRS Corp                                 Common          74726X105           71,910       5,100        X
Retalix                                  Common          m8215w109        3,670,896     223,440        X
Skywest, Inc.                            Common          830879102        4,538,906     178,346        X
Spinnaker Exploration Co.                Common          84855W109        2,566,244      62,348        X
Strategic Diagnostics                    Common          862700101        1,994,326     280,891        X
Symmetricom                              Common          871543104           98,930      13,000        X
Syncor International Corp                Common          87157J106        3,654,378     127,597        X
Transwitch Corp                          Common          894065101           14,940       3,320        X
USINTERNETWORKING                        Common          917311805               45         225        X
UTStarcom Inc                            Common          918076100        3,334,329     116,994        X
Ultratek Stepper, Inc.                   Common          904034105        7,472,822     452,350        X
Vialta, Inc.                             Common          92554D108          637,628     514,216        X
                             64                                         213,359,904



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                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:
                                                           --------------------

Form 13F Information Table Entry Total:                    64
                                                           --------------------

Form 13F Information Table Value Total:                   $213,359,904
                                                           --------------------
                                                                    (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE